Basis of Preparation of the Consolidated Financial Statements and Summary of Significant Accounting Policies and Practices - Summary of Right-of-use assets are depreciated on a straight-line basis (Detail) - Property, plant and equipment subject to operating leases [member]
12 Months Ended
Dec. 31, 2020
Towers and sites [member] | Bottom of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Useful life measured as period of time property, plant and equipment	5 years
Towers and sites [member] | Top of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Useful life measured as period of time property, plant and equipment	12 years
Property [member] | Bottom of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Useful life measured as period of time property, plant and equipment	10 years
Property [member] | Top of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Useful life measured as period of time property, plant and equipment	25 years
Other equipment [member] | Bottom of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Useful life measured as period of time property, plant and equipment	5 years
Other equipment [member] | Top of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Useful life measured as period of time property, plant and equipment	15 years